                          STREETTRACKS(R) SERIES TRUST

                       SUPPLEMENT DATED JANUARY 12, 2007
              TO THE PROSPECTUS DATED OCTOBER 31, 2006 AND TO THE
       STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED OCTOBER 31, 2006

     The change in name for each Fund set forth below is effective as of January 8, 2007 and all references in the Prospectus and SAI to the prior name are hereby revised to reflect the new name:

                   PRIOR NAME                                          NEW NAME
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Total Market ETF       SPDR(R) DJ Wilshire Total Market ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Large Cap ETF          SPDR(R) DJ Wilshire Large Cap ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Large Cap Growth ETF   SPDR(R) DJ Wilshire Large Cap Growth ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Large Cap Value ETF    SPDR(R) DJ Wilshire Large Cap Value ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Mid Cap ETF            SPDR(R) DJ Wilshire Mid Cap ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF     SPDR(R) DJ Wilshire Mid Cap Growth ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Mid Cap Value ETF      SPDR(R) DJ Wilshire Mid Cap Value ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Small Cap ETF          SPDR(R) DJ Wilshire Small Cap ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Small Cap Growth ETF   SPDR(R) DJ Wilshire Small Cap Growth ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Small Cap Value ETF    SPDR(R) DJ Wilshire Small Cap Value ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) Dow Jones Global Titans ETF        SPDR(R) DJ Global Titans ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire REIT ETF               DJ Wilshire REIT ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) KBW Bank ETF                       KBW Bank ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) KBW Capital Markets ETF            KBW Capital Markets ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) KBW Insurance ETF                  KBW Insurance ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) Morgan Stanley Technology ETF      Morgan Stanley Technology ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Dividend ETF                               SPDR(R) S&P(R) Dividend ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Aerospace & Defense ETF                    SPDR(R) S&P(R) Aerospace & Defense ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Biotech ETF                                SPDR(R) S&P(R) Biotech ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Building & Construction ETF                SPDR(R) S&P(R) Building & Construction ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Computer Hardware ETF                      SPDR(R) S&P(R) Computer Hardware ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Computer Software ETF                      SPDR(R) S&P(R) Computer Software ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Health Care Equipment ETF                  SPDR(R) S&P(R) Health Care Equipment ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Health Care Services ETF                   SPDR(R) S&P(R) Health Care Services ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Homebuilders ETF                           SPDR(R) S&P(R) Homebuilders ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Leisure Time ETF                           SPDR(R) S&P(R) Leisure Time ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Metals & Mining ETF                        SPDR(R) S&P(R) Metals & Mining ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Oil & Gas Equipment & Services ETF         SPDR(R) S&P(R) Oil & Gas Equipment & Services ETF
----------------------------------------------------------------------------------------------------
                                                   SPDR(R) S&P(R) Oil & Gas Exploration & Production
SPDR(R) Oil & Gas Exploration & Production ETF     ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Outsourcing & IT Consulting                SPDR(R) S&P(R) Outsourcing & IT Consulting ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Pharmaceuticals ETF                        SPDR(R) S&P(R) Pharmaceuticals ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Retail ETF                                 SPDR(R) S&P(R) Retail ETF
----------------------------------------------------------------------------------------------------

                   PRIOR NAME                                          NEW NAME
----------------------------------------------------------------------------------------------------
SPDR(R) Semiconductor ETF                          SPDR(R) S&P(R) Semiconductor ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Telecom ETF                                SPDR(R) S&P(R) Telecom ETF
----------------------------------------------------------------------------------------------------
SPDR(R) Transportation ETF                         SPDR(R) S&P(R) Transportation ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) KBW Mortgage Finance ETF           KBW Mortgage Finance(SM) ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) KBW Regional Banking ETF           KBW Regional Banking(SM) ETF
----------------------------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE